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                         UBS PAINEWEBBER CASHFUND, INC.
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 2001

                                                                   April 8, 2002

Dear Investor,

       This is a supplement to the Prospectus of the above listed fund. The purpose of the supplement is to notify you that, effective April 8, 2002, Brinson Advisors, Inc., the fund's principal underwriter, sub-advisor and sub-administrator, has changed its name to 'UBS Global Asset Management (US) Inc.' The reference in the Prospectus to 'Brinson Advisors, Inc.' is replaced with 'UBS Global Asset Management (US) Inc.' References to 'Brinson Advisors' are replaced with 'UBS Global AM.'

                                                                 Item No. ZS-136




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                         UBS PAINEWEBBER CASHFUND, INC.

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001

                                                                   April 8, 2002

Dear Investor,

       This is a supplement to the Statement of Additional Information of the above listed fund. The purpose of the supplement is to notify you of
(1) changes to the name of the company that serves as the fund's principal underwriter, sub-advisor and sub-administrator and the name of a related firm; and (2) a change in counsel for the fund.

       1. NAME CHANGES -- SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER AND A RELATED FIRM

          Effective April 8, 2002, Brinson Advisors, Inc., the fund's principal underwriter, sub-advisor and sub-administrator, has changed its name to 'UBS Global Asset Management (US) Inc.' The reference in the Prospectus to 'Brinson Advisors, Inc.' is replaced with 'UBS Global Asset Management (US) Inc.' References to 'Brinson Advisors' are replaced with 'UBS Global AM.'

       2. COUNSEL

          The paragraph under 'Counsel' on page 22 of the Statement of Additional Information is replaced in its entirety by the following:

          The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the fund. Dechert also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Directors.

                                                                 Item No. ZS-137